Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
Product and Product-Related Revenues and Services Revenue
Product and product-related revenue are generated from the sale of gamma cameras and post-warranty maintenance service contracts within our Diagnostic Imaging reportable segment.
Services revenue are generated from providing diagnostic imaging and cardiac monitoring services to customers within our Diagnostic Services and Mobile Healthcare reportable segments. Services revenue also includes lease income generated from interim rentals of imaging systems to our customers.
Revenue Recognition
Revenue is recognized when a customer obtains control of promised goods or services. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The majority of our contracts have a single performance obligation as we provide a series of distinct services that are substantially the same and are transferred with the same pattern to the customer. For contracts with multiple performance obligations, we allocate the total transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract. We use an observable price to determine the stand-alone selling price for separate performance obligations or a cost plus margin approach when one is not available.
Our products are generally not sold with a right of return and the Company does not provide significant credits or incentives, which may be required for as variable consideration when estimating the amount of revenue to be recognized.
Disaggregation of Revenue
The following tables present our revenues for the three months ended March 31, 2019 and 2018, disaggregated by major source (in thousands):

	Three Months Ended March 31, 2019
	Diagnostic Services	Diagnostic Imaging	Mobile Healthcare	Total
Major Goods/Service Lines
Mobile Imaging and Cardiac Monitoring	$11,585	$—	$7,494	$19,079
Camera	—	804	—	804
Camera Support	—	1,719	—	1,719
Revenue from Contracts with Customers	11,585	2,523	7,494	21,602
Lease Income	141	—	2,169	2,310
Total Revenues	$11,726	$2,523	$9,663	$23,912

Timing of Revenue Recognition
Services and goods transferred over time	$11,726	$1,551	$9,525	$22,802
Services and goods transferred at a point in time	—	972	138	1,110
Total Revenues	$11,726	$2,523	$9,663	$23,912

	Three Months Ended March 31, 2018
	Diagnostic Services	Diagnostic Imaging	Mobile Healthcare	Total
Major Goods/Service Lines
Mobile Imaging and Cardiac Monitoring	$11,898	$—	$8,079	$19,977
Camera	—	1,070	—	1,070
Camera Support	—	1,744	—	1,744
Revenue from Contracts with Customers	11,898	2,814	8,079	22,791
Lease Income	127	28	2,519	2,674
Total Revenues	$12,025	$2,842	$10,598	$25,465

Timing of Revenue Recognition
Services and goods transferred over time	$10,964	$1,720	$10,491	$23,175
Services and goods transferred at a point in time	1,061	1,122	107	2,290
Total Revenues	$12,025	$2,842	$10,598	$25,465

Nature of Goods and Services
Mobile Imaging
Within our Diagnostic Services and Mobile Healthcare reportable segments, our sales are derived from providing services and materials to our customers, primarily physician practices and hospitals, that allow them to perform diagnostic imaging services at their site. We typically bundle our services in providing staffing, our imaging systems, licensing, radiopharmaceuticals, and supplies depending on our customers’ needs. Our contracts with customers are typically entered into annually and are billed on a fixed rate per-day or per-scan basis, depending on terms of the contract. For the majority of these contracts, the Company has the right to invoice the customer in an amount that directly corresponds with the value to the customer of the Company’s performance to date. The Company uses the practical expedient to recognize revenue corresponding with amounts we have the right to invoice for services performed.
Camera
Within our Diagnostic Imaging segment, camera revenues are generated from the sale of internally developed solid-state gamma camera imaging systems. We recognize revenue upon transfer of control to the customer, which is generally upon delivery and acceptance. We also provide installation services and training on cameras we sell, primarily in the United States. Installation and initial training is generally performed shortly after delivery. The Company recognizes revenues for installation and training over time as the customer receives and consumes benefits provided as the Company performs the installation services.
Our sale of imaging systems includes a one-year warranty that we account for as an assurance-type warranty. The expected costs associated with our standard warranties and field service actions continue to be recognized as expense when cameras are sold. Maintenance service contracts sold beyond the term of our standard warranties are accounted for as a service-type warranty and revenue is deferred and recognized ratably over the period of the obligation.
Camera Support
Within our Diagnostic Imaging segment, camera support revenue is derived from the sale of separately-priced extended maintenance contracts to camera owners, training, and the sale of parts to customers that do not have an extended warranty. Our separately priced service contracts range from 12 to 48 months. Service contracts are usually billed at the beginning of the contract period or at periodic intervals (e.g., monthly or quarterly) and revenue is recognized ratably over the term of the agreement.
Services and training revenues are recognized in the period the services and training are performed. Revenue for sales of parts are recognized when the parts are delivered to the customer and control is transferred.
Lease Income
Within primarily our Mobile Healthcare segment, we also generate income from interim rentals of our imaging systems to customers that are in the midst of new construction or refurbishing their current facilities. Rental contracts are structured as either a weekly or monthly payment arrangement and are accounted for as operating leases. Revenues are recognized on a straight-line basis over the term of the rental.
Deferred Revenues
We record deferred revenues when cash payments are received or due in advance of our performance, including amounts that are refundable. We have determined our contracts do not include a significant financing component. The majority of our deferred revenue relates to payments received on camera support post-warranty service contracts, which are billed at the beginning of the annual contract period or at periodic intervals (e.g., monthly or quarterly).
Changes in the deferred revenues for three months ended March 31, 2019, is as follows (in thousands):

Balance at December 31, 2018	$1,713
Revenue recognized that was included in balance at beginning of the year	(541)
Deferred revenue, net, related to contracts entered into during the year	262
Balance at March 31, 2019	$1,434

Included in the balances above as of March 31, 2019 and December 31, 2018 is non-current deferred revenue of $20 thousand and $26 thousand, respectively.
The Company has elected to use the practical expedient under ASC 606 to exclude disclosures of unsatisfied remaining performance obligations for (i) contracts having an original expected length of one year or less or (ii) contracts for which the practical expedient has been applied to recognize revenue at the amount for which it has a right to invoice.
Contract Costs
We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less. These costs mainly include the Company’s internal sales commissions; under the terms of these programs these are generally earned and the costs are recognized at the time the revenue is recognized.

Revenue
Product and Product-Related Revenues and Services Revenue
Product and product-related revenue are generated from the sale of gamma cameras and post-warranty maintenance service contracts within our Diagnostic Imaging reportable segment.
Services revenue are generated from providing diagnostic imaging and cardiac monitoring services to customers within our Diagnostic Services and Mobile Healthcare reportable segments. Services revenue also includes lease income generated from interim rentals of imaging systems to our customers.
Revenue Recognition
Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The majority of our contracts have a single performance obligation, as we provide a series of distinct services that are substantially the same and are transferred with the same pattern to the customer. For contracts with multiple performance obligations, we allocate the total transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract. We use an observable price to determine the stand-alone selling price for separate performance obligations or a cost plus margin approach when one is not available.
Our products are generally not sold with a right of return and the Company does not provide significant credits or incentives, which may be variable consideration when estimating the amount of revenue to be recognized.
Disaggregation of Revenue
The following table presents our revenues disaggregated by major source (in thousands):

	Year Ended December 31, 2018
	Diagnostic Services	Diagnostic Imaging	Mobile Healthcare	Total
Major Goods/Service Lines
Mobile Imaging and Cardiac Monitoring	$48,694	$—	$32,865	$81,559
Camera Sales	—	4,914	—	4,914
Camera Support	—	6,951	—	6,951
Revenue from Contracts with Customers	48,694	11,865	32,865	93,424
Lease Income	562	118	10,076	10,756
Total Revenues	$49,256	$11,983	$42,941	$104,180

Timing of Revenue Recognition
Services and goods transferred over time	$45,862	$6,555	$42,477	$94,894
Services and goods transferred at a point in time	3,394	5,428	464	9,286
Total Revenues	$49,256	$11,983	$42,941	$104,180

Nature of Goods and Services
Mobile Imaging
Within our Diagnostic Services and Mobile Healthcare reportable segments, our sales are derived from providing services and materials to our customers, primarily physician practices and hospitals, that allow them to perform diagnostic imaging services at their site. We typically bundle our services in providing staffing, our imaging systems, licensing, radiopharmaceuticals, and supplies depending on our customers’ needs. Our contracts with customers are typically entered into annually and are billed on a fixed rate per-day or per-scan basis, depending on terms of the contract. For the majority of these contracts, the Company has the right to invoice the customer in an amount that directly corresponds with the value to the customer of the Company’s performance to date. The Company uses the practical expedient to recognize revenue corresponding with amounts we have the right to invoice for services performed.
Camera
Within our Diagnostic Imaging segment, camera revenues are generated from the sale of internally developed solid-state gamma camera imaging systems. We recognize revenue upon transfer of control to the customer, which is generally upon delivery and acceptance. We also provide installation services and training on cameras we sell, primarily in the United States. Installation and initial training is generally performed shortly after delivery. The Company recognizes revenues for installation and training over time as the customer receives and consumes benefits provided as the Company performs the installation services.
Our sale of imaging systems includes a one-year warranty that we account for as an assurance-type warranty. The expected costs associated with our standard warranties and field service actions continue to be recognized as expense when cameras are sold. Maintenance service contracts sold beyond the term of our standard warranties are accounted for as a service-type warranty and revenue is deferred and recognized ratably over the period of the obligation.
Camera Support
Within our Diagnostic Imaging segment, camera support revenue is derived from the sale of separately-priced extended maintenance contracts to camera owners, training, and the sale of parts to customers that do not have an extended warranty. Our separately priced service contracts range from 12 to 48 months. Service contracts are usually billed at the beginning of the contract period or at periodic intervals (e.g., monthly or quarterly) and revenue is recognized ratably over the term of the agreement.
Services and training revenues are recognized in the period the services and training are performed. Revenue for sales of parts are recognized when the parts are delivered to the customer and control is transferred.
Lease Income
Within primarily our Mobile Healthcare segment, we also generate income from interim rentals of our imaging systems to customers that are in the midst of new construction or refurbishing their current facilities. Rental contracts are structured as either a weekly or monthly payment arrangement and are accounted for as operating leases. Revenues are recognized on a straight-line basis over the term of the rental.
Deferred Revenues
We record deferred revenues when cash payments are received or due in advance of our performance, including amounts that are refundable. We have determined our contracts do not include a significant financing component. The majority of our deferred revenue relates to payments received on camera support post-warranty service contracts, which are billed at the beginning of the annual contract period or at periodic intervals (e.g., monthly or quarterly).
Changes in the deferred revenues for the year ended December 31, 2018, is as follows (in thousands):

Balance at December 31, 2017	$2,375
Revenue recognized that was included in balance at beginning of the year	(1,380)
Deferred revenue, net, related to contracts entered into during the year	718
Balance at December 31, 2018	$1,713

Included in the balances above as of December 31, 2018 and 2017 is non-current deferred revenue of $26 thousand and $73 thousand, respectively.
The Company has elected to use the practical expedient under ASC 606 to exclude disclosures of unsatisfied remaining performance obligations for (i) contracts having an original expected length of one year or less or (ii) contracts for which the practical expedient has been applied to recognize revenue at the amount for which it has a right to invoice.
Contract Costs
We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less. These costs mainly include the Company’s internal sales commissions; under the terms of these programs these are generally earned and the costs are recognized at the time the revenue is recognized.